DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of convertible note

The Convertible Notes included the following embedded features:

Embedded Feature	Nature	Description
(1) Optional redemption – Election of Company	Redemption feature (embedded call option)

At any time after the later of (i) the eighteen-month anniversary of the initial issue date and (ii) the date that the Senior Debt is no longer outstanding, if the daily volume weighted-average price of the Company’s common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days exceeds $18.00, the Company may redeem a portion of or all of the principal amount (including accrued and unpaid interest) + any liquidated damages and any other amounts due in respect of the Notes redeemable in cash.

(2) Mandatory redemption – Events of Default	Redemption feature (embedded contingent call option)	The Company is required to prepay all of the outstanding principal balance and accrued and unpaid interest upon bankruptcy-related events of default.
(3) Lenders’ Optional redemption – Events of Default	Redemption feature (embedded contingent call option)

Holders of at least 25% aggregate principal amount of the Notes can require the Company to pay all of the outstanding principal balance and accrued and unpaid interest upon any event of default that is not bankruptcy related.

(4) Lender’s Optional Conversion	Conversion feature

At each Lenders’ option, subject to specific conditions, it may convert all or any portion of its Notes at an initial conversion rate of 86.95652173913043, which is reduced (and only reduced) at various dates and subject to certain adjustments to the conversion rate in the case of specified events. If a note is converted, the Company will adjust the conversion rate to account for any accrued and unpaid interest on such note plus any Make-Whole Amount related to such note.

(5) Lenders’ Optional Conversion Upon Merger Event	Other feature

Upon a merger event, Note holders of each $1,000 principal amount of Notes are entitled to convert such notes plus accrued interest, plus the Make-Whole Amount related to the in kind and amount of reference property that a holder of a number of shares of common stock equal to the conversion rate in effect immediately prior to such event would have owned or been entitled to receive upon such event

(6) Additional interest rate upon certain non-credit related events	Other feature	Upon an event of default, additional interest will be incurred. Additional interest will also be incurred if the Notes are not freely tradeable
(7) Ability to pay interest in kind (PIK Interest)*	Other feature	The Company has the election to pay interest in cash or in-kind.

*The PIK interest feature was only present in the Subordinated Convertible Note, and not available in the Senior Convertible Notes

Schedule of fair value of convertible notes on issuance

	Monte Carlo Simulation Assumptions
	Asset	Risky	Expected	Risk-Free
Convertible Notes Issuance - December 6, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$8.69	30.80%	40%	4.07%
Subordinated Convertible Notes	8.69	40.20%	40%	4.01%

	Asset	Risky	Expected	Risk-Free
As of December 31, 2022	Price	Yield	Volatility	Interest Rate
Senior Convertible Notes	$5.56	31.80%	45%	4.23%
Subordinated Convertible Notes	5.56	41.20%	45%	4.19%

	Convertible			Fair Value of
	Notes as of	Fair value of	Change in	Convertible Notes
	December 31,	Convertible Notes	fair value of	December 31,
Convertible Notes	2021	on Issuance	Convertible Notes	2022
Senior Convertible Notes	$—	$14,536,000	$(885,000)	$13,651,000
Subordinated Convertible Notes	—	10,223,000	(69,000)	10,154,000

Equipment Financing Obligation
Debt
Schedule of payments

Years ending	Total
2023	$58,973
2024	56,995
2025	63,698
2026	64,952
2027	—
Total principal maturities	244,618
Less: current portion	(58,973)
Equipment financing obligation, net of current portion	$185,645

Subordinated Notes
Debt
Schedule of rates of unpaid interest on Notes

Less than one (1) year from the funding date	3%
One (1) year to less than two (2) years from the funding date	2%
Two (2) years to less than three (3) years from the funding date	1%
A change in control event	5%